(5) Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accrued Liabilities (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported
Payroll, taxes and employee benefits	$ 347,161	$ 540,931	$ 701,537	$ 749,509
Accrued Royalties, Current	845,656	641,446	641,446
Value added and business flat taxes	655,678	262,440	271,240
Board of Directors fees	80,000	265,000	265,000	153,101
Other expenses			197,512	110,810
Acquisition costs payable in cash			149,626	272,500
Acquisition costs payable in cash to a related-party (see Note 16)			149,626	272,500
Settlement costs	82,000	50,000	50,000	276,712
Accrued outside services	151,839	38,630	38,630	28,294
Total interest and fees			37,937	26,329
Warranty and manufacturing costs	30,622	30,622	30,622	66,622
Accrued indigent fees			28,518	39,175
Accrued cost of revenues		4,467	28,397	42,026
Accrued cellular costs	50,500	27,662	27,662	32,299
Accrued administration fees			16,609	29,900
Legal costs	47,779	14,628	14,628	215,895
Inventory costs				$ 26,900